Loans - Summary of Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 2,473	$ 2,098
Provision for loan losses	424	433
Net (charge-offs) recoveries	(21)	(58)
Ending balance	2,876	2,473
Individually evaluated for impairment:
Recorded investment	811	144
Balance in allowance for loan losses	76	69
Collectively evaluated for impairment:
Recorded investment	224,483	189,119
Balance in allowance for loan losses	2,800	2,404
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	707	641
Provision for loan losses	68	66
Net (charge-offs) recoveries	0	0
Ending balance	775	707
Individually evaluated for impairment:
Recorded investment	0	0
Balance in allowance for loan losses	0	0
Collectively evaluated for impairment:
Recorded investment	65,805	57,847
Balance in allowance for loan losses	775	707
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	868	594
Provision for loan losses	206	274
Net (charge-offs) recoveries	0	0
Ending balance	1,074	868
Individually evaluated for impairment:
Recorded investment	662	0
Balance in allowance for loan losses	0	0
Collectively evaluated for impairment:
Recorded investment	88,221	69,817
Balance in allowance for loan losses	1,074	868
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	246	263
Provision for loan losses	12	(17)
Net (charge-offs) recoveries	0	0
Ending balance	258	246
Individually evaluated for impairment:
Recorded investment	73	0
Balance in allowance for loan losses	0	0
Collectively evaluated for impairment:
Recorded investment	19,918	17,493
Balance in allowance for loan losses	258	246
Loans and Finance Receivables [Member]
Individually evaluated for impairment:
Balance in allowance for loan losses	76	69
Loans and Finance Receivables [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Individually evaluated for impairment:
Balance in allowance for loan losses	0
Loans and Finance Receivables [Member] | Construction Real Estate Mortgage Loans [Member]
Individually evaluated for impairment:
Balance in allowance for loan losses	0
Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	596	562
Provision for loan losses	135	86
Net (charge-offs) recoveries	(17)	(52)
Ending balance	714	596
Individually evaluated for impairment:
Recorded investment	76	137
Balance in allowance for loan losses	76	62
Collectively evaluated for impairment:
Recorded investment	46,264	40,092
Balance in allowance for loan losses	638	534
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	56	38
Provision for loan losses	3	24
Net (charge-offs) recoveries	(4)	(6)
Ending balance	55	56
Individually evaluated for impairment:
Recorded investment	0	7
Balance in allowance for loan losses	0	7
Collectively evaluated for impairment:
Recorded investment	4,275	3,870
Balance in allowance for loan losses	$ 55	$ 49